Disclosures About the Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Fair Value Of Financial Instruments

The estimated fair value of the financial instruments as of March 31, 2012 and 2013 is summarized as follows:

	Millions of Yen
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Investment securities	¥43,633	¥43,633	¥52,319	¥52,319
Installment loans	83,361	84,441	89,657	90,655
Long-term indebtedness	(525,435)	(524,056)	(476,381)	(475,018)
Interest rate swap agreements:
assets	45	45	835	835
liabilities	2,227	2,227	2,239	2,239
Foreign currency contracts:
assets	468	468	531	531
liabilities	6,300	6,300	20,448	20,448
Foreign currency options:
assets	36	36	99	99
liabilities	1,056	1,056	15	15